Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues text block - Revenues [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues text block [Line Items]
Revenues from licensing agreement (see Note 2(q))		$ 14,000	$ 3,600
Revenues from the sales of goods	299	1,595	2,108
Revenues from the rendering of services		46	429
Total revenues	$ 299	$ 15,641	$ 6,137